JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 1, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-208312 and 811-23117
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 143 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 144 under the Investment Company Act of 1940, as amended) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act for the purpose of reflecting changes to the Fund’s investment policy, investment strategies and related risks, including the adoption of a new investment policy to invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” by cash or government securities. These changes are reflected in a supplement filing pursuant to Rule 497 being made concurrent with the filing of this Amendment.
Please contact the undersigned at (212) 648-0152 if you have any questions.
Very truly yours,
/s/ Anthony Geron
Anthony Geron
Assistant Secretary